FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        January 30, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Financial Trust (the trust):

             Fidelity Retirement Growth Fund
             Fidelity Convertible Securities Fund
             Fidelity Equity-Income II Fund (the funds)

             File No. 2-79910 and 811-3587

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fundS do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                         /s/ Eric D. Roiter
                           Eric D. Roiter
                           Secretary